Recoverable VAT and other taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable VAT and other taxes
Summary of recoverable VAT and other taxes

	12/31/2023	12/31/2022
ICMS (State VAT)	1,870	—
Social contribution on billings - PIS and COFINS	14,814	—
Other recoverable taxes	998	419
	17,682	419